CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 765,164	$ 647,295
Accounts receivable, net of allowance for credit losses	1,471,304	1,474,898
Unbilled revenue	1,090,950	1,096,592
Other receivables	91,804	116,750
Prepayments and other current assets	144,150	105,316
Income taxes receivable	43,965	60,824
Total current assets	3,607,337	3,501,675
Non-current assets:
Property, plant and equipment, net	384,750	395,724
Goodwill	8,725,780	8,731,689
Intangible assets, net	3,196,704	3,247,118
Operating right-of-use assets	123,606	128,948
Other receivables	74,442	75,707
Deferred tax asset	109,437	106,871
Investments in equity	96,966	82,050
Total Assets	16,319,022	16,269,782
Current liabilities:
Accounts payable	99,846	192,117
Unearned revenue	1,547,527	1,550,471
Other liabilities	964,790	904,826
Income taxes payable	27,611	18,999
Current bank credit lines, loan facilities and notes	529,762	529,762
Total current liabilities	3,169,536	3,196,175
Non-current liabilities:
Non-current bank credit lines, loan facilities and notes, net	2,866,695	2,872,616
Lease liabilities	111,329	117,122
Non-current other liabilities	72,337	72,807
Non-current income taxes payable	104,509	103,251
Deferred tax liability	694,320	714,427
Commitments and contingencies	0	0
Total Liabilities	7,018,726	7,076,398
Shareholders' Equity:
Ordinary shares, issued and outstanding	6,307	6,305
Additional paid‑in capital	7,160,610	7,131,956
Other undenominated capital	1,606	1,606
Accumulated other comprehensive loss	(95,029)	(68,534)
Retained earnings	2,226,802	2,122,051
Total Shareholders' Equity	9,300,296	9,193,384
Total Liabilities and Shareholders' Equity	$ 16,319,022	$ 16,269,782